Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of provision matrix [line items]
Provisions	€ 14,489	€ 14,459	€ 14,494	€ 15,376
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Provisions	6,345	6,576	6,356	7,074
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,686	1,712	1,916	2,338
Provision for taxes and other legal contingencies
Disclosure of provision matrix [line items]
Provisions	3,181	2,994	2,577
Provision for commitments and guarantees given
Disclosure of provision matrix [line items]
Provisions	617	459	618	€ 654
Other provisions member
Disclosure of provision matrix [line items]
Provisions	2,660	2,718	3,027
Country risk | Provision for commitments and guarantees given
Disclosure of provision matrix [line items]
Provisions	€ 3	€ 3	€ 2